Reportable Segments (Equity in earnings of unconsolidated affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated affiliates	$ 276	$ 332	$ 236
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated affiliates	469	332	236
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated affiliates	$ (193)	$ 0	$ 0